SHARE OPTIONS	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
SHARE OPTIONS	SHARE OPTIONS
2016 Share Option Plan:
In November 2016, the Board approved the adoption of the 2016 Plan. The 2016 Plan permits share options to be granted to directors, officers and employees (the "Option holders"), of the Company and its subsidiaries. The plan has a 10-year term effective November 2016. The share options entitle the Option holders to subscribe for common shares at a price per share equal to the exercise price as determined by the Board on the date the share options are granted. The share options have no voting or other shareholder rights.

In 2020, in accordance with the terms of the 2016 Plan, 550,000, 275,000 and 275,000 share options were granted to the Chief Executive Officer, Chief Financial Officer and Chief Commercial Officer of Golden Ocean Management AS, respectively. The share options have a five-year term and vest equally over three years with a subscription price per share as specified below. The total fair value for share option award was estimated to be $0.8 million, $0.4 million and $0.4 million, respectively.

	2020 Grant CEO	2020 Grant CFO	2020 Grant CCO
Grant date	April 24, 2020	September 14, 2020	November 11, 2020
Tranche 1	150,000 of the options are exercisable on April 6, 2021 at the earliest, at a subscription price of NOK 35 per share	75,000 of the options are exercisable on September 4, 2021 at the earliest, at a Subscription Price of NOK 32 per share	75,000 of the options are exercisable on December 1, 2021 at the earliest, at a Subscription Price of NOK 33 per share
Tranche 2	150,000 of the options are exercisable on April 6, 2022 at the earliest, at a Subscription Price of NOK 52.50 per share	75,000 of the options are exercisable on September 4, 2022 at the earliest, at a Subscription Price of NOK 48 per share	75,000 of the options are exercisable on December 1, 2022 at the earliest, at a Subscription Price of NOK 49.50 per share
Tranche 3	250,000 of the options are exercisable on April 6, 2023 at the earliest, at a Subscription Price of NOK 70.00 per share	125,000 of the options are exercisable on September 4, 2023 at the earliest, at a Subscription Price of NOK 64 per share	125,000 of the options are exercisable on December 1, 2023 at the earliest, at a Subscription Price of NOK 66 per share

The following table summarizes the option activity for the year ended December 31, 2023 and 2022:

	Number of options		Weighted Average Exercise Price*	Weighted Average Grant date Fair Value
	Management	Total
Total Outstanding as of December 31, 2021	1,100,000	1,100,000	$6.04	$1.76
Granted during 2022	—	—	—	—
Exercised during 2022	450,000	450,000	$3.97	$1.77
Forfeited during 2022	—	—	—	—
Exercisable as of December 31, 2022	150,000	150,000	$4.84	$1.39
Outstanding as of December 31, 2022 - Unvested	500,000	500,000	$6.70	$1.25
Total Outstanding as of December 31, 2022	650,000	650,000	$6.27	$1.28
Granted during 2023	—	—	—	—
Exercised during 2023	250,000	250,000	$6.7**	$1.29
Forfeited during 2023	—	—	—	—
Exercisable as of December 31, 2023	400,000	400,000	$5.63***	$1.20
Outstanding as of December 31, 2023 - Unvested	—	—	$0.00	$0.00
Total Outstanding as of December 31, 2023	400,000	400,000	$0.00	$1.20
* not adjusted for dividends. For all share options granted the share options exercise price is adjustable for distribution of dividend before the share options are exercised.
** Accumulated dividends as of exercise date are approximately $4.40 per share
*** Accumulated dividends as of December 31, 2023 are approximately $4.80 per share

As of December 31, 2023 and 2022, outstanding vested options amounted to 400,000 and 150,000, respectively.
The following table summarizes certain information about the options outstanding as of December 31, 2023 and 2022:

	Options Outstanding and Unvested, December 31, 2023			Options Outstanding and Exercisable, December 31, 2023
Weighted Average Exercise Price of Outstanding Options	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
$5.63	—	$0.00	0	400,000	$5.63*	1.79

	Options Outstanding and Unvested, December 31, 2022			Options Outstanding and Exercisable, December 31, 2022
Weighted Average Exercise Price of Outstanding Options	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
$6.70	500,000	$6.70	2.55	150,000	$4.84	2.79
* Accumulated dividends as of December 31, 2023 are approximately $4.80 per share

For the year ended December 31, 2023 and 2022 the share based compensation was $0.3 million and $0.6 million, respectively, and are included in "Administrative expenses" in the consolidated statement of operations. In 2023 and 2022, we settled the exercise of 250,000 and 450,000 share options, respectively, by distributing the same amount of treasury shares.

As of December 31, 2023 and 2022, the estimated cost relating to non-vested share options not yet recognized was zero and $0.3 million respectively.